Risk Assurance Liabilities	12 Months Ended
Dec. 31, 2020
Guarantees and Product Warranties [Abstract]
Risk Assurance Liabilities
11.	RISK ASSURANCE LIABILITIES
The movement of risk assurance liabilities during the years ended December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance at the beginning of the year	173,210,363	259,952,473	39,839,459
Fair value of risk assurance liabilities upon the inception of new loans	166,911,451	348,921,174	53,474,509
Performed risk assurance liabilities	(114,427,095)	(150,312,528)	(23,036,402)
Net loss on risk assurance liabilities	34,257,754	2,268,180	347,614

Balance at the end of the year	259,952,473	460,829,299	70,625,180

The maximum potential undiscounted future payment which the Company would be required to make under its risk assurance obligation is RMB17,806,442,758 and RMB14,540,230,427 (US$2,228,387,805) as of December 31, 2019 and 2020, respectively. The term of the risk assurance obligation ranges from 12 months to 60 months, as of
December 31, 2019 and 2020.